SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)
Segment Reporting Information [Line Items]
Revenues – excluding interest income		$ 6,689,000	$ 15,958,000	$ 12,287,000
Revenues - interest income	$ 394	3,059,000	5,981,000	6,990,000
Total revenues	1,255	9,748,000	21,939,000	19,277,000
Compensation and benefits	(1,111)	(8,633,000)	(7,550,000)	(8,732,000)
Commission	(327)	(2,538,000)	(2,037,000)	(3,980,000)
Advertising and marketing	(78)	(608,000)	(2,254,000)
Lease expense	(161)	(1,250,000)	(1,261,000)	(1,398,000)
Legal and professional fee	(267)	(2,077,000)	(2,356,000)	(2,709,000)
Reversal of allowance of expected credit losses on loans to customers	181	1,403,000	(10,944,000)
Other general and administrative	(422)	(3,277,000)	(2,816,000)	(3,495,000)
Total expenses	(2,185)	(16,980,000)	(29,218,000)	(20,314,000)
Other income - interest income	63	493,000	168,000	17,000
Other income	13	103,000	39,000	408,000
Total other income	76	596,000	207,000	425,000
Income (loss) before income taxes	(854)	(6,636,000)	(7,072,000)	(612,000)
Total assets	9,232		106,644,000	123,414,000	$ 71,729,000
Total liabilities	(2,124)		(45,902,000)	(43,336,000)	(16,510,000)
Net assets	7,108		60,742,000	80,078,000	55,219,000
Revenues - excluding interest income	$ 861
Securities Related Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues – excluding interest income		2,494,000	12,011,000	5,688,000
Revenues - interest income		3,059,000	5,981,000	6,990,000
Total revenues		5,553,000	17,992,000	12,678,000
Compensation and benefits
Commission		(36,000)	(42,000)	(458,000)
Advertising and marketing
Lease expense
Legal and professional fee		(1,610,000)	(1,703,000)	(1,045,000)
Reversal of allowance of expected credit losses on loans to customers		1,427,000	(10,944,000)
Other general and administrative		(2,938,000)	(2,439,000)	(3,016,000)
Total expenses		(3,157,000)	(15,128,000)	(4,519,000)
Other income - interest income		475,000	164,000	17,000
Other income		103,000	39,000	364,000
Total other income		578,000	203,000	381,000
Income (loss) before income taxes		2,974,000	3,067,000	8,540,000
Total assets			92,313,000	107,613,000	54,106,000
Total liabilities			(41,654,000)	(37,634,000)	(12,259,000)
Net assets			50,659,000	69,979,000	41,847,000
Asset Management Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues – excluding interest income		4,195,000	3,947,000	6,599,000
Revenues - interest income
Total revenues		4,195,000	3,947,000	6,599,000
Compensation and benefits
Commission		(2,502,000)	(1,995,000)	(3,522,000)
Advertising and marketing
Lease expense
Legal and professional fee		(152,000)	(413,000)	(27,000)
Reversal of allowance of expected credit losses on loans to customers		(24,000)
Other general and administrative		(282,000)	(291,000)	(418,000)
Total expenses		(2,960,000)	(2,699,000)	(3,967,000)
Other income - interest income		18,000	4,000
Other income				44,000
Total other income		18,000	4,000	44,000
Income (loss) before income taxes		1,253,000	1,252,000	2,676,000
Total assets			8,604,000	9,464,000	8,308,000
Total liabilities			(1,993,000)	(3,356,000)	(2,125,000)
Net assets			6,611,000	6,108,000	6,183,000
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues – excluding interest income
Revenues - interest income
Total revenues
Compensation and benefits		(8,633,000)	(7,550,000)	(8,732,000)
Commission
Advertising and marketing		(608,000)	(2,254,000)
Lease expense		(1,250,000)	(1,261,000)	(1,398,000)
Legal and professional fee		(315,000)	(240,000)	(1,637,000)
Reversal of allowance of expected credit losses on loans to customers
Other general and administrative		(57,000)	(86,000)	(61,000)
Total expenses		(10,863,000)	(11,391,000)	(11,828,000)
Other income - interest income
Other income
Total other income
Income (loss) before income taxes		$ (10,863,000)	(11,391,000)	(11,828,000)
Total assets			5,727,000	6,337,000	9,315,000
Total liabilities			(2,255,000)	(2,346,000)	(2,126,000)
Net assets			$ 3,472,000	$ 3,991,000	$ 7,189,000